Acquisition of Apple Bidco Limited - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	22 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2020
Business Acquisition [Line Items]
Goodwill	$ 75,300	$ 75,300
APR Energy
Business Acquisition [Line Items]
Cash and cash equivalents	36,700		$ 36,700
Inventory	40,900		54,400
Adjustments, Inventory	(13,500)
Acquisition related assets	96,400		65,000
Adjustments, Acquisition related assets	31,400
Accounts receivable	49,100		41,400
Adjustments, Accounts receivable	7,700
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Current Assets	1,200
Other current assets	9,100		7,900
Property, plant and equipment	447,200		597,300
Adjustments, Property, plant, and equipment	(150,100)
Intangible assets	27,400		35,400
Adjustments, Intangible assets	(8,000)
Deferred tax assets	16,600		23,500
Adjustment, Deferred tax asset	(6,900)
Other assets	13,900		13,900
Goodwill	117,900		0
Adjustments, Goodwill	117,900
Total assets acquired	855,200		875,500
Adjustment, Total assets acquired	(20,300)
Accounts payable and accrued liabilities	92,500		91,300
Adjustments, Accounts payable and accrued liabilities	1,200
Income tax payable	106,500		104,000
Adjustments, Income tax payable	2,500
Other current liabilities	17,200		17,200
Long-term debt (including current and non-current portions)	311,600		311,600
Deferred tax liabilities	1,000		7,000
Adjustments, Deferred tax liabilities	(6,000)
Other long-term liabilities	38,700		51,000
Adjustments, Other long-term liabilities	(12,300)
Net assets acquired	287,700		293,400
Adjustments, Net assets acquired	$ (5,700)
Gross contractual account receivables			57,000
Amount not expected to be collected			$ 7,900